Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: August 12, 2024

Payment Date	8/15/2024
Collection Period Start	7/1/2024
Collection Period End	7/31/2024
Interest Period Start	7/15/2024
Interest Period End	8/14/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$149,003,224.47	$30,142,595.18	$118,860,629.29	0.233932	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$763,383,224.47	$30,142,595.18	$733,240,629.29

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$839,209,742.48	$805,921,638.42	0.538812
YSOC Amount	$72,435,316.63	$69,289,807.75
Adjusted Pool Balance	$766,774,425.85	$736,631,830.67
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$149,003,224.47	5.20000%	30/360	$645,680.64
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$763,383,224.47			$3,154,399.97

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$839,209,742.48	$805,921,638.42
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$766,774,425.85	$736,631,830.67
Number of Receivables Outstanding	46,301	45,539
Weighted Average Contract Rate	3.92%	3.92%
Weighted Average Remaining Term (months)	42.9	42.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,779,025.22
Principal Collections	$33,012,350.36
Liquidation Proceeds	$136,886.47
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,928,262.05
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,928,262.05

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$699,341.45	$699,341.45	$—	$—	$35,228,920.60
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,228,920.60
Interest - Class A-2 Notes	$645,680.64	$645,680.64	$—	$—	$34,583,239.96
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$32,655,531.63
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$32,264,021.63
First Allocation of Principal	$—	$—	$—	$—	$32,264,021.63
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$32,206,730.63
Second Allocation of Principal	$—	$—	$—	$—	$32,206,730.63
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,146,162.63
Third Allocation of Principal	$13,191,393.80	$13,191,393.80	$—	$—	$18,954,768.83
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,883,126.83
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,323,126.83
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,323,126.83
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,931,925.45
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,931,925.45
Remaining Funds to Certificates	$1,931,925.45	$1,931,925.45	$—	$—	$—
Total	$35,928,262.05	$35,928,262.05	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$72,435,316.63
Increase/(Decrease)	$(3,145,508.88)
Ending YSOC Amount	$69,289,807.75

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$766,774,425.85	$736,631,830.67
Note Balance	$763,383,224.47	$733,240,629.29
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	25	$275,753.70
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	114	$136,886.47
Monthly Net Losses (Liquidation Proceeds)			$138,867.23
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.17%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$3,352,534.43
Cumulative Net Loss Ratio			0.22%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.28%	110	$2,279,512.82
60-89 Days Delinquent	0.11%	34	$864,311.09
90-119 Days Delinquent	0.04%	12	$349,968.52
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	156	$3,493,792.43

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$130,696.89
Total Repossessed Inventory		9	$166,243.02

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		46	$1,214,279.61
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.15%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.74	0.09%	32	0.07%